Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 774.0	$ 802.9
Fair Value	883.9	993.3
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	774.0
Cost or Amortized Cost		802.9
Gross Unrealized Gains	114.5
Gross Unrealized Gains		191.1
Gross Unrealized Losses	(4.6)
Gross Unrealized Losses		(0.7)
Fair Value	883.9
Fair Value		993.3
Fixed maturity securities | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	11.0	14.1
Fixed maturity securities | U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	10.8
Cost or Amortized Cost		3.1
Gross Unrealized Gains	0.1
Gross Unrealized Gains		0.1
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	10.9
Fair Value		3.2
Fixed maturity securities | U.S. government and government agencies and authorities | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Fixed maturity securities | States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	13.0
Cost or Amortized Cost		4.7
Gross Unrealized Gains	0.9
Gross Unrealized Gains		0.9
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	13.9
Fair Value		5.6
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	8.4
Cost or Amortized Cost		8.4
Gross Unrealized Gains	1.2
Gross Unrealized Gains		2.1
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	9.6
Fair Value		10.5
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	80.4
Cost or Amortized Cost		28.7
Gross Unrealized Gains	0.1
Gross Unrealized Gains		0.3
Gross Unrealized Losses	(1.8)
Gross Unrealized Losses		0.0
Fair Value	78.7
Fair Value		29.0
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	3.5
Cost or Amortized Cost		3.5
Gross Unrealized Gains	0.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses	(0.2)
Gross Unrealized Losses		(0.2)
Fair Value	3.3
Fair Value		3.3
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	37.0
Cost or Amortized Cost		39.6
Gross Unrealized Gains	1.6
Gross Unrealized Gains		2.5
Gross Unrealized Losses	(0.4)
Gross Unrealized Losses		(0.4)
Fair Value	38.2
Fair Value		41.7
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	1.0	1.6
Fixed maturity securities | U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	497.8
Cost or Amortized Cost		588.6
Gross Unrealized Gains	91.1
Gross Unrealized Gains		153.6
Gross Unrealized Losses	(1.9)
Gross Unrealized Losses		(0.1)
Fair Value	587.0
Fair Value		742.1
Fixed maturity securities | U.S. corporate | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	10.0	12.5
Fixed maturity securities | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	123.1
Cost or Amortized Cost		126.3
Gross Unrealized Gains	19.5
Gross Unrealized Gains		31.6
Gross Unrealized Losses	(0.3)
Gross Unrealized Losses		0.0
Fair Value	142.3
Fair Value		157.9
Fixed maturity securities | Foreign corporate | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	$ 0.0	0.0
Equity securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		74.0
Gross Unrealized Gains		12.5
Gross Unrealized Losses		(0.1)
Fair Value		86.4
Equity securities | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Equity securities | Common stocks
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		0.1
Gross Unrealized Gains		0.5
Gross Unrealized Losses		0.0
Fair Value		0.6
Equity securities | Common stocks | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Equity securities | Non-redeemable preferred stocks
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		73.9
Gross Unrealized Gains		12.0
Gross Unrealized Losses		(0.1)
Fair Value		85.8
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		$ 0.0